INVENTORY (Schedule of Inventory, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials and components	$ 50,197	$ 36,934
Work in progress	17,382	13,493
Finished goods	961	853
Total inventory	$ 68,540	$ 51,280